Other income, net (Details Textual) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($)
Nonoperating Income (Expense), Total	$ 11,638,843		$ 17,671,023		$ 195,355
Dividend Income, Operating	$ 2.7
Yimeng [Member]
Stock Issued During Period, Shares, New Issues | shares	4.6	4.6	8.0	8.0
Proceeds from Issuance of Common Stock | ¥		¥ 64.3		¥ 126.0